Derivative Financial Instruments - Summary of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies (Details) £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 176,472	£ 162,049
Exchange rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	40,579	33,865
Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	19,586	14,535
Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	538	590
Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	6,449	7,704
Interest rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	134,991	127,128
Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	77,478	80,284
Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	19,446	15,168
Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	3,737	3,325
Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	270	230
Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	2,925	2,973
≤1 month | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,301	£ 2,703
Average GBP - JPY exchange rate	0	0
Average GBP - CHF exchange rate	0
Average GBP - EUR exchange rate	0	1.17
Average GBP - USD exchange rate	1.22	1.34
≤1 month | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0
≤1 month | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 620
Average GBP - EUR exchange rate		1.28
Average GBP - USD exchange rate		0
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,210	£ 3,121
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0258	0.0059
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0177	0.0051
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0135	0.0191
≤1 month | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,042	£ 1,010
≤1 month | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0177	0.0197
≤1 month | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 415	£ 0
≤1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
≤1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
≤1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
≤1 month | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
≤1 month | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0226
>1 and ≤ 3 months | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,135	£ 936
Average GBP - JPY exchange rate	157.45	142.91
Average GBP - CHF exchange rate	1.13
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	1.25	1.34
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate		0
Average GBP - USD exchange rate		0
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,468	£ 6,223
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0088	0.0042
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0160	0.0174
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0347	0.0096
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,191	£ 481
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0229	0.0044
>1 and ≤ 3 months | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>3 and ≤12 months | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,381	£ 2,057
Average GBP - JPY exchange rate	160.04	148.86
Average GBP - CHF exchange rate	0
Average GBP - EUR exchange rate	1.12	1.18
Average GBP - USD exchange rate	1.17	1.33
>3 and ≤12 months | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 66	£ 107
Average GBP - EUR exchange rate	1.20	1.21
Average GBP - USD exchange rate	0
>3 and ≤12 months | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,173	£ 840
Average GBP - EUR exchange rate	1.19	1.39
Average GBP - USD exchange rate	1.60	0
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 21,678	£ 21,442
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0056	0.0009
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0077	0.0108
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0351	0.0144
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,940	£ 871
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0198	0.0008
>3 and ≤12 months | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0342	0.0329
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 585	£ 0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0327	0.0117
>1 and ≤5 years | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 10,606	£ 6,715
Average GBP - JPY exchange rate	0	0
Average GBP - CHF exchange rate	0
Average GBP - EUR exchange rate	1.18	1.16
Average GBP - USD exchange rate	1.31	1.34
>1 and ≤5 years | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 465	£ 381
Average GBP - EUR exchange rate	1.16	1.16
Average GBP - USD exchange rate	1.19
>1 and ≤5 years | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,626	£ 4,765
Average GBP - EUR exchange rate	1.21	1.20
Average GBP - USD exchange rate	1.50	1.61
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 45,314	£ 44,507
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0207	0.0088
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0028	0.0081
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0200	0.0276
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 13,197	£ 7,669
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0235	0.0139
>1 and ≤5 years | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,325	£ 2,438
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 263	£ 193
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0206	0.0203
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0463
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,132	£ 2,049
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0258	0.0272
>5 years | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,163	£ 2,124
Average GBP - JPY exchange rate	0	0
Average GBP - CHF exchange rate	0
Average GBP - EUR exchange rate	1.17	1.17
Average GBP - USD exchange rate	1.39	1.39
>5 years | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 7	£ 102
Average GBP - EUR exchange rate	1.10	1.17
Average GBP - USD exchange rate	0
>5 years | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 650	£ 1,479
Average GBP - EUR exchange rate	1.20	1.20
Average GBP - USD exchange rate	1.54	1.38
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,808	£ 4,991
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0378	0.0313
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0309	0.0261
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0492	0.0405
>5 years | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,076	£ 5,137
>5 years | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0184	0.0097
>5 years | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 997	£ 887
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 7	£ 37
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0262
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
>5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 208	£ 924
>5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0459	0.0341